ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Schedule of significant operating and investing items) (Details) - Share Purchase Agreement [Member] - Lisan Farma Colombia LLC [Member] - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities of discontinued operations
Depreciation and amortization	$ 0	$ 78	$ 148	$ 485
Bad debt expense			565	666
Asset impairment			4,704	454
Investing activities of discontinued operations
Purchases of property, plant and equipment	$ 0	$ 94	$ 92	$ 951